UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                               Washington DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-2815

                                COPLEY FUND, INC.
                                -----------------
               (Exact name of registrant as specified in charter)

                           5348 Vegas Drive, Suite 391
                             Las Vegas, Nevada 89108
                    (Address of principal offices)(Zip code)

                               East Biz Com, Inc.
                                5348 Vegas Drive
                             Las Vegas, Nevada 89108
                     (Name and address of agent for service)

        Registrant's Telephone Number, including Area Code: 702-871-8678

                      Date of Fiscal Year End: FEBRUARY 29

                     Date of Reporting Period: MAY 31, 2008

Copley Fund, Inc.
Schedule of Investments (Unaudited)
May 31, 2008
                                                        Shares     Market Value
-------------------------------------------------------------------------------
COMMON STOCKS - 115.28%
Banking - 6.87%
Bank of America Corp.                                    20,000    $    680,200
J.P. Morgan Chase & Company                              42,000       1,806,000
KeyCorp.                                                 15,000         292,050
PNC Financial Services Group, Inc.                       35,000       2,248,750
                                                                   ------------
                                                                      5,027,000
                                                                   ------------
Diversified Utility Companies - 14.97%
Alliant Energy Corp.                                     20,000         750,800
Dominion Resources, Inc.                                 60,000       2,778,000
FPL Group, Inc.                                         110,000       7,427,200
                                                                   ------------
                                                                     10,956,000
                                                                   ------------
Drug Companies - 3.11%
Bristol Myers Squibb Co.                                100,000       2,279,000
                                                                   ------------

Electric & Gas - 19.74%
American Electric Power, Inc.                            35,000       1,481,550
First Energy Corp.                                       40,000       3,148,400
Great Plains Energy, Inc.                                40,000       1,049,200
Integrys Energy Group, Inc.                              33,000       1,694,550
Progress Energy, Inc.                                    40,000       1,710,400
Public Service Enterprise Group, Inc.                    30,000       1,327,800
Scana, Corp.                                             50,000       2,007,000
Sempra Energy, Inc.                                      35,000       2,023,350
                                                                   ------------
                                                                     14,442,250
                                                                   ------------
Electric Power Companies - 20.40%
Ameren Corporation                                       30,000       1,363,500
DTE Energy Company                                       55,000       2,433,200
Duke Energy Corp.                                        54,600       1,009,008
Exelon Corporation                                       23,200       2,041,600
Nstar Corp.                                              50,000       1,676,500
PP&L Corp.                                              100,000       5,131,000
Southern Company                                         35,000       1,267,000
                                                                   ------------
                                                                     14,921,808
                                                                   ------------

Gas Utilites & Supplies - 9.06%
Delta Natural Gas Co.                                    20,000         590,600
Energy East Corp.                                        40,000       1,012,400
New Jersey Resources Corp.                               56,250       1,873,688
Northwest Natural Gas Co.                                40,000       1,823,600
WGL Holdings, Inc.                                       38,000       1,325,820
                                                                   ------------
                                                                      6,626,108
                                                                   ------------

Copley Fund, Inc.
Schedule of Investments (Unaudited)(Continued)
May 31, 2008
                                                        Shares     Market Value
-------------------------------------------------------------------------------
Health Care Products - 0.41%
Zimmer Holdings, Inc.*                                    4,100    $    298,480
                                                                   ------------

Insurance - 2.79%
Arthur J. Gallagher & Company                            80,000       2,042,400
                                                                   ------------

Oils - 24.70%
BP Amoco PLC - ADR                                       25,500       1,849,005
Chevron Texaco Corp.                                     46,200       4,580,730
Exxon-Mobil Corp.                                       106,086       9,416,193
Sunoco, Inc.                                             50,000       2,223,500
                                                                   ------------
                                                                     18,069,428
                                                                   ------------
Pipelines - 1.01%
Spectra Energy Corp.                                     27,300         737,646
                                                                   ------------

Retail - 1.58%
Wal-Mart Stores, Inc.                                    20,000       1,154,800
                                                                   ------------

Telephone - 10.64%
AT&T, Inc.                                               93,555       3,732,844
Citizens Communications Company                          35,000         408,100
Fairpoint Communications, Inc.                            1,777          15,993
Verizon Communications, Inc.                             94,232       3,625,105
                                                                   ------------
                                                                      7,782,042
                                                                   ------------

TOTAL COMMON STOCKS (Cost $28,141,512)- 115.28%                      84,336,962
Cash and other assets less liabilities- (15.28%)                    (11,176,008)
                                                                   ------------
NET ASSETS- 100.00%                                                $ 73,160,954
                                                                   ------------
--------------------------------------------------
* Non-Income producing security.
ADR-American Depository Receipt.

At May 31, 2008, the net unrealized appreciation based on cost for book purposes of $28,141,512 was as follows:

Aggregate gross unrealized appreciation for all investments
   for which there was an excess of value over cost                $ 56,354,234
Aggregate gross unrealized depreciation for all investments
   for which there was an excess of cost over value                    (158,784)
                                                                   ------------
Net unrealized appreciation                                        $ 56,195,450
                                                                   ============

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

Copley Fund, Inc.
Schedule of Investments (Unaudited)(Continued)
May 31, 2008
--------------------------------------------------------------------------------
These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,credit risk, etc.).

Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008 in valuing the Fund's assets carried at fair value:

                                               Investments in   Other Financial
Valuation Inputs                               Securities ($)   Instruments* ($)
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                           84,336,962                  --
--------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs             --                  --
--------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                 --                  --
--------------------------------------------------------------------------------
Total                                             84,336,962                  --
--------------------------------------------------------------------------------
* Other financial instruments include futures, forwards and swap contracts.

ITEM 2.  CONTROLS AND PROCEDURES
--------------------------------

         (a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) Except as may be deemed related to the Fund's recognition of deferred income tax during the period, there were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS
-----------------

(a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES
----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) COPLEY FUND, INC.

By (Signature and Title)      /s/ Irving Levine


                              ------------------------------------------
                              BY:      Irving Levine
                              ITS:     President
                              (Chief Executive Officer/Chief Financial Officer)
Date:  July 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Irving Levine


                              ------------------------------------------
                              BY:      Irving Levine
                              ITS:     President
                              (Chief Executive Officer/Chief Financial Officer)
Date:  July 29, 2008